Document And Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	PLUS THERAPEUTICS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001095981
Document Period End Date	Mar. 31, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34375
Entity Tax Identification Number	33-0827593
Entity Address, Address Line One	4200 Marathon Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78756
City Area Code	737
Local Phone Number	255-7194
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	PSTV
Security Exchange Name	NASDAQ
Series S Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Series S Warrant
Trading Symbol	PSTVZ
Security Exchange Name	NASDAQ